Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 212,942	$ 102,617
Restricted cash	315	351
Marketable securities	6,524	14,615
Trade accounts receivable, net	14,755	9,631
Other receivables	10,987	14,992
Related party receivables	1,927	8,451
Derivative instruments receivables	1,594	1,641
Inventories	17,953	15,156
Prepaid expenses and accrued income	6,524	5,687
Voyages in progress	3,998	1,690
Favorable charter party contracts	22,413	28,829
Total current assets	299,932	203,660
Restricted cash	53,797	48,521
Vessels and equipment, net	1,758,939	1,488,205
Vessels under capital leases, net	2,956	8,354
Newbuildings	180,562	338,614
Favorable charter party contracts	53,686	74,547
Investments in associated companies	4,224	6,225
Other long term assets	7,527	4,744
Total assets	2,361,623	2,172,870
Current liabilities
Current portion of long-term debt	0	20,380
Current portion of obligations under capital leases	4,858	15,749
Derivative instruments payables	1,990	5,400
Related party payables	1,387	4,101
Trade accounts payables	2,882	2,533
Accrued expenses	17,867	17,878
Other current liabilities	14,617	13,993
Total current liabilities	43,601	80,034
Long-term liabilities
Long-term debt	1,058,418	908,116
Obligations under capital leases	12,673	17,531
Other long term liabilities	8,212	8,540
Total liabilities	1,122,904	1,014,221
Commitments and contingencies
Equity
Share capital (105,965,192 shares. 2015: 34,535,128 shares. All shares are issued and outstanding at par value $0.05)	5,299	1,727
Additional paid in capital	201,864	0
Contributed capital surplus	1,378,824	1,378,766
Accumulated other comprehensive income	2,287	0
Retained deficit	(349,555)	(221,844)
Total equity	1,238,719	1,158,649
Total liabilities and equity	$ 2,361,623	$ 2,172,870